Revenue disaggregation and segmental analysis - Segmental assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Non-current assets
Additions to right-of-use assets	€ 7,387	€ 3,828
Depreciation and amortisation	9,649	9,858	€ 10,187
Impairment loss	(64)	0
Common Functions
Non-current assets
Non-current assets	2,013	2,103	2,145
Capital additions	839	844	829
Additions to right-of-use assets	127	123	140
Depreciation and amortisation	993	979	194
Germany.
Non-current assets
Non-current assets	43,878	43,190	47,563
Capital additions	2,701	2,670	2,772
Additions to right-of-use assets	2,145	795	1,133
Other additions to intangible assets	2		1
Depreciation and amortisation	4,154	3,981	4,836
Italy.
Non-current assets
Non-current assets	10,235	10,519	10,707
Capital additions	833	840	805
Additions to right-of-use assets	916	670	758
Other additions to intangible assets	5	255	17
Depreciation and amortisation	1,970	1,929	2,025
UK.
Non-current assets
Non-current assets	6,629	6,226	7,968
Capital additions	892	832	822
Additions to right-of-use assets	1,639	580	1,138
Other additions to intangible assets		229
Depreciation and amortisation	1,562	1,905	2,202
Spain.
Non-current assets
Non-current assets	6,331	6,433	7,213
Capital additions	565	676	772
Additions to right-of-use assets	742	422	700
Other additions to intangible assets	8	291	9
Depreciation and amortisation	1,393	1,499	1,579
Other Europe.
Non-current assets
Non-current assets	7,815	8,548	10,369
Capital additions	927	1,009	968
Additions to right-of-use assets	1,104	502	1,016
Other additions to intangible assets	151	126	431
Depreciation and amortisation	1,363	1,511	1,727
Vodacom
Non-current assets
Non-current assets	5,810	6,383	5,839
Capital additions	862	853	703
Additions to right-of-use assets	219	187	174
Other additions to intangible assets	260
Depreciation and amortisation	1,027	920	872
Other Markets
Non-current assets
Non-current assets	2,488	2,467	2,988
Capital additions	495	530	512
Additions to right-of-use assets	177	229	247
Other additions to intangible assets	13		439
Depreciation and amortisation	830	598	666
Impairment loss	64
Vantage Towers [Member]
Non-current assets
Non-current assets		8,179
Capital additions	551	366
Additions to right-of-use assets	318	320
Depreciation and amortisation	326	523
Group
Non-current assets
Non-current assets	85,199	94,048	94,792
Capital additions	8,665	8,620	8,183
Additions to right-of-use assets	7,387	3,828	5,306
Other additions to intangible assets	439	901	897
Depreciation and amortisation	13,618	€ 13,845	€ 14,101
Impairment loss	€ 64